SHAREHOLDERS' EQUITY - Long-term Incentive Plans - Activity (Details) shares in Thousands	12 Months Ended
Dec. 31, 2020 shares
Number of units
Balance, beginning of year (in shares)	4,092
Granted (in shares)	2,478
Vested (in shares)	(1,393)
Forfeited (in shares)	(245)
Balance, end of year (in shares)	4,932
Cash Settled DSU
Number of units
Balance, beginning of year (in shares)	422
Granted (in shares)	133
Balance, end of year (in shares)	555
PSU
Number of units
Balance, beginning of year (in shares)	2,139
Granted (in shares)	1,203
Vested (in shares)	(652)
Forfeited (in shares)	(138)
Balance, end of year (in shares)	2,552
RSU
Number of units
Balance, beginning of year (in shares)	1,531
Granted (in shares)	1,142
Vested (in shares)	(741)
Forfeited (in shares)	(107)
Balance, end of year (in shares)	1,825